FINANCIAL INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INCOME
Income from short-term investments	R$ 543,507	R$ 392,445	R$ 182,639
Interest income and other financial income	359,512	213,917	66,385
Financial Income	903,019	606,362	249,024
Interest on debt	(840,069)	(964,607)	(1,059,841)
Monetary variation and other financial expenses	(556,720)	(598,551)	(373,246)
Financial Expenses	(1,396,789)	(1,563,158)	(1,433,087)
Exchange Variation, net	(850,375)	(974,709)	(108,373)
Bonds repurchase expenses			(264,687)
Tax credits monetary update	253,002		788,741
Gains and losses on derivative financial instruments, net	(14,979)	39,079	17,928
Financial result, net	R$ (1,106,122)	R$ (1,892,426)	R$ (750,454)